Financial Instruments - Schedule of Estimating an Increase or Decrease Profit or Loss (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 25, 2022	Jun. 30, 2024	Dec. 31, 2023
Financial Instruments - Schedule of Estimating an Increase or Decrease Profit or Loss (Details) [Line Items]
Short-term investments—101% of CDI					R$ 8,339
Exposure to CDI—Assets					8,339
Related parties—100% of CDI					(9,867)
Debentures—100% of CDI		R$ (60,873)		R$ (45,780)	(51,197)
Exposure to CDI—Liabilities					(61,064)
Net exposure					R$ (52,725)
Scenario I (Probable) [Member]
Financial Instruments - Schedule of Estimating an Increase or Decrease Profit or Loss (Details) [Line Items]
Potential net effect on profit or loss		R$ 1,264
Assets	[1],[2]	9.34%
Short-term investments—101% of CDI	[1],[2]	R$ (202)
Exposure to CDI—Assets	[1],[2]	R$ (202)
Liability	[1],[2]	9.25%
Related parties—100% of CDI	[1],[2]	R$ 237
Debentures—100% of CDI	[1],[2]	1,229
Exposure to CDI—Liabilities	[1],[2]	1,466
Net exposure	[1],[2]	1,264
Scenario II +/- 25% [Member]
Financial Instruments - Schedule of Estimating an Increase or Decrease Profit or Loss (Details) [Line Items]
Potential net effect on profit or loss			R$ 47
Assets			11.68%
Short-term investments—101% of CDI			R$ (7)
Exposure to CDI—Assets			R$ (7)
Liability			11.56%
Related parties—100% of CDI			R$ 9
Debentures—100% of CDI			45
Exposure to CDI—Liabilities			54
Net exposure			R$ 47
Scenario III +/- 50% [Member]
Financial Instruments - Schedule of Estimating an Increase or Decrease Profit or Loss (Details) [Line Items]
Potential net effect on profit or loss		R$ (1,172)
Assets		14.01%
Short-term investments—101% of CDI		R$ 187
Exposure to CDI—Assets		R$ 187
Liability		13.88%
Related parties—100% of CDI		R$ (220)
Debentures—100% of CDI		(1,139)
Exposure to CDI—Liabilities		(1,359)
Net exposure		R$ (1,172)
Exposure Spot rates [Member]
Financial Instruments - Schedule of Estimating an Increase or Decrease Profit or Loss (Details) [Line Items]
Assets		11.77%
Liability		11.65%

[1]	Based on spot rate, as of the date of this financial statements, as published by the Central Bank of Brazil.
[2]	Based on the projected forecast, as of December 31, 2023, as published by the Central Bank of Brazil.